Note 17 - Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Number of Units Outstanding, CRSU (in shares)	42,727	45,063
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 182 days	1 year 219 days	1 year 219 days
Number of Units Granted, CRSU (in shares)	26,629	30,086
Number of Units Vested and settled in cash, CRSU (in shares)	(30,340)	(32,422)
Number of Units Forfeited, CRSU (in shares)	(248)
Number of Units Outstanding, CRSU (in shares)	38,628	42,727	45,063
Non-vested, CRSU (in shares)	38,628
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 182 days